Revenue	12 Months Ended
Dec. 31, 2020
Revenue Abstract
REVENUE
3	REVENUE

	2020	2019	2018
	USD	USD	USD
Revenue recognized under IFRS 16
Fixed consideration – leasing component	5,614,495	16,846,481	14,586,315

Revenue recognized under IFRS 15
Fixed consideration – service component	19,716,671	7,112,959	6,158,667
Ancillary services	16,500,371	20,125,934	15,094,286

	36,217,042	27,238,893	21,252,953

Total revenue	41,831,537	44,085,374	35,839,268

The Group has only one segment at the reporting date. Revenue generation from leasing of storage capacity of tanks and other ancillary services started in December 2017. The Group had only one customer, Al Brooge International Advisory LLC (“BIA”), since the inception of the operations in 2017 and as such all revenues had been derived from BIA till April 2020. In May 2020, BIA agreed to release 129,000 m3 out of the Phase I capacity of 399,324 m3, amounting to approximately one third of the total Phase I capacity, back to BPGIC. BPGIC leased this capacity to Totsa Total Oil Trading SA (the “Super Major”), for a six-month period (the “Super Major Agreement”) subject to renewal for an additional six-month period with the mutual agreement of the parties. The Super Major Agreement was not renewed and BPGIC leased this capacity to new customers. In November and December 2020, BIA agreed to further release 145,635 m3 of the phase I capacity back to BPGIC which is leased to new customers for a six-month period subject to renewal for an additional six-month period with the mutual agreement of the parties. On expiration of the agreement, BPGIC has to return back 274,635 m3 to BIA. During the period when the substantially the entire capacity is not leased to a single customer, the arrangement does not meet the definition of a lease under IFRS 16. Accordingly, the revenue relating to that period is classified under IFRS 15 as service revenue.

The commercial contracts with customers related to the Phase 1 and Phase 2 have been assigned as security against the borrowing obtained in 2020 (note 16).

Ancillary services revenue includes port charges of USD 1,558,887 that are paid by the Group to the port authority and recharged to the customers.

Cyclicality of operations

The revenues of the Group mainly comprise of fixed fees for storage and related services and variable fees for ancillary services provided under a contract with its customers. Accordingly, there is no cyclicality in the Group’s operations.